Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and other receivables [Text Block]

8. Trade and other receivables

	Dec. 31, 2019	Dec. 31, 2018
Current
Trade receivables	$87,332	$102,112
Statutory receivables	16,543	12,764
Other receivables	2,119	2,277
	105,994	117,153
Non-current
Taxes receivable	17,669	17,199
Receivable from joint venture partners (note 5)	-	20,404
Other receivables	1,595	1,518
	19,264	39,121
	$125,258	$156,274